Balance Sheet Components Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payables	$ 45,180	$ 49,975	$ 33,112
Employee related liabilities	24,217	11,932	2,716
Customer deposits	3,566	1,316	1,372
Warranty liability	5,138	3,691	1,734
Taxes payable	11,340	7,766	2,561
Accrued sponsorship expense	1,697	2,909	504
Accrued sales incentives	5,066	4,909	3,314
Sales commissions	2,037	2,454	2,579
Other	1,687	1,439	822
Total accrued liabilities	$ 99,928	$ 86,391	$ 48,714